UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANIES

             Investment Company Act file number       811-21721
                                               -----------------------

       Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC
------------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

                            701 Mount Lucas Road
                        Princeton, New Jersey 08540
        -----------------------------------------------------------
            (Address of principal executive offices) (Zip code)

                              George H. Walker
                                 President
                  Goldman Sachs Hedge Fund Strategies LLC
                            701 Mount Lucas Road
                        Princeton, New Jersey 08540
        -----------------------------------------------------------
                  (Name and address of agent for service)

     Registrant's telephone number, including area code: (609) 497-5500
                                                         --------------

                    Date of fiscal year end: December 31
                                            ------------

                  Date of reporting period: March 31, 2006
                                           ---------------

ITEM 1.   SCHEDULE OF INVESTMENTS.

The registrant had not yet commenced investment  operations as of the close
of  the  reporting  period.   Therefore,  no  Schedule  of  Investments  in
securities of unaffiliated issuers is included herein.

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
          Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC
            ---------------------------------------------------------------

By (Signature and Title)*    /s/ George H. Walker
                         --------------------------------------------------
                             George H. Walker, Chief Executive Officer
                             (principal executive officer)

Date           May 16, 2006
    -----------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ George H. Walker
                         --------------------------------------------------
                             George H. Walker, Chief Executive Officer
                             (principal executive officer)

Date           May 16, 2006
    -----------------------------------------------------------------------

By (Signature and Title)*    /s/ Jennifer Barbetta
                         --------------------------------------------------
                             Jennifer Barbetta, Chief Financial Officer,
                             and Chief Accounting Officer
                             (principal financial officer)

Date           May 16, 2006
    -----------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.

                               CERTIFICATIONS
                               --------------

                               (Section 302)

I, George H. Walker, certify that:

1. I have reviewed this report on Form N-Q of Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:  May 16, 2006

                                               /s/ George H. Walker
                                          -------------------------------
                                              George H. Walker
                                              Principal Executive Officer

                               CERTIFICATIONS
                               --------------

                               (Section 302)

I, Jennifer Barbetta, certify that:

1. I have reviewed this report on Form N-Q of Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  May 16, 2006

                                             /s/ Jennifer Barbetta
                                         ---------------------------------
                                              Jennifer Barbetta
                                              Principal Financial Officer